CONVERTIBLE PROMISSORY NOTES (Tables)	12 Months Ended
Dec. 31, 2021
CONVERTIBLE PROMISSORY NOTES
Convertible Promissory Notes
	Promissory Note	Convertible Promissory Note - Liability Component	Derivative Liability	Deferred Derivative Loss (Increase)	Total
	$	$	$	$	$
Balance December 31, 2019	165,698	50,593	370,194	(150,851)	435,634

Proceeds net of transaction costs	-	13,396	1,216,301	(826,097)	403,600
Conversions	-	(140,768)	(1,104,262)	(170,994)	(1,416,024)
Fair value change	-	-	1,128,625	867,305	1,995,930
Interest expense	-	30,785	-	-	30,785
Accretion expense	-	137,880	-	-	137,880
Loss (gain) on settlement of debt	(151,301)	-	-	-	(151,301)
Foreign exchange (gain) loss	(2,494)	(165)	-	-	(2,659)

Balance December 31, 2020	11,903	91,721	1,610,858	(280,637)	1,433,845

Proceeds net of transaction costs	-	12,519	1,514,868	(1,036,939)	490,448
Transaction costs	-	-	46,069	-	46,069
Conversions	-	(184,922)	(1,791,218)	1,390,882	(585,258)
Fair value change	-	-	(829,011)	(303,163)	(1,132,174)
Interest expense	-	39,182	-	-	39,182
Accretion expense	-	129,391	-	-	129,391
Foreign exchange (gain) loss	(26)	671	-	-	645

Balance December 31, 2021	11,877	88,562	551,566	(229,857)	422,148